Annual Fund Operating Expenses - Mairs & Power Minnesota Municipal Bond ETF - Mairs & Power Minnesota Municipal Bond ETF Class	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.25%